Right of use assets (Tables)	12 Months Ended
Jun. 30, 2021
Right-of-use assets
Schedule of right of use assets

The analysis of the net book value of right-of-use assets by class of underlying asset is as follows:

		Warehouse
	Property	equipment
	(Note (i))	(Note (ii))	Total
	RMB’000	RMB’000	RMB’000
Cost:
At July 1, 2019	617,615	14,716	632,331
Additions	282,451	15,180	297,631
Derecognition	(66,578)	(5,099)	(71,677)
Exchange adjustments	(831)	60	(771)

At June 30, 2020	832,657	24,857	857,514
Acquisitions through business combination	36,632	—	36,632
Additions	392,648	11,305	403,953
Derecognition	(155,478)	(24,179)	(179,657)
Exchange adjustments	(29,042)	(281)	(29,323)

At June 30, 2021	1,077,417	11,702	1,089,119

Accumulated depreciation:
At July 1, 2019	(148,198)	(7,630)	(155,828)
Charge for the year	(203,662)	(10,455)	(214,117)
Derecognition	51,458	5,099	56,557
Exchange adjustments	1,401	(32)	1,369

At June 30, 2020	(299,001)	(13,018)	(312,019)

Charge for the year	(205,344)	(8,146)	(213,490)
Derecognition	131,424	19,425	150,849
Exchange adjustments	13,033	191	13,224

At June 30, 2021	(359,888)	(1,548)	(361,436)

Impairment:
At July 1, 2019	(15,635)	—	(15,635)
Charge for the year	(26,522)	—	(26,522)
Exchange adjustments	(471)	—	(471)

At June 30, 2020	(42,628)	—	(42,628)

Charge for the year	—	—	—
Derecognition	1,759	—	1,759
Exchange adjustments	3,073	—	3,073
At June 30, 2021	(37,796)	—	(37,796)

Net book value:
At June 30, 2020	491,028	11,839	502,867

At June 30, 2021	679,733	10,154	689,887

The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Depreciation charge of right-of-use assets by class of underlying asset:
Property	150,260	203,662	205,344
Warehouse equipment	7,609	10,455	8,146

	157,869	214,117	213,490

Interest on lease liabilities (Note 10)	22,845	26,117	26,817
Expense relating to short-term leases and other leases with remaining lease term ending on or before June 30	28,624	28,486	28,656
Variable lease payments not included in the measurement of lease liabilities	228	3,521	2,846
Covid-19 rent concessions	—	(12,802)	(42,698)